Risk Report - Liquidity Risk Exposure - Global All Currency Daily Stress Testing Results (Detail) - EUR (€) € in Billions		Dec. 31, 2017	Dec. 31, 2016
Funding Gap [Member]
Global All Currency Stress Testing Results [line items]
Systemic market risk	[1]	€ 121	€ 64
Emerging markets	[1]	28	10
1 notch downgrade (DB specific)	[1]	79	43
Severe downgrade (DB specific)	[1]	287	178
Combined	[1],[2]	318	206
Gap Closure [Member]
Global All Currency Stress Testing Results [line items]
Systemic market risk	[3]	284	204
Emerging markets	[3]	228	190
1 notch downgrade (DB specific)	[3]	252	195
Severe downgrade (DB specific)	[3]	331	224
Combined	[2],[3]	351	242
Net Liquidity Position [Member]
Global All Currency Stress Testing Results [line items]
Systemic market risk	[4]	163	141
Emerging markets	[4]	200	180
1 notch downgrade (DB specific)	[4]	173	152
Severe downgrade (DB specific)	[4]	43	46
Combined	[2],[4]	€ 33	€ 36

[1]	Funding gap caused by impaired rollover of liabilities and other projected outflows
[2]	Combined impact of systemic market risk and severe downgrade
[3]	Based on liquidity generation through Liquidity Reserves and other countermeasures
[4]	2017 scenario shows the minimum net liquidity position over the stress period, whereas 2016 shows the net liquidity position at the end of the stress period